10 Issuance of Common Stock	3 Months Ended
Sep. 30, 2012
Notes
10 Issuance of Common Stock

10           Issuance of Common Stock

During the three months ended September 30, 2012, the Company recorded $22,000 in stock compensation expenses related to a two year service agreement signed on November 1, 2010 for services rendered by an independent director during the quarter. Subsequent to the quarter ended September 30, 2012, the Company issued 79,809 shares of common stock on October 23, 2012 for these services.